Operating Profit - Auditor Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Audit of the financial statements	£ 741	£ 437	£ 126
Subsidiary local statutory audits	95	85	89
Total audit fees	836	522	215
Initial public offering expenses	0	655	0
Secondary offering expenses	150	0	0
Other SEC filings review expenses	36	0	0
Total audit related fees	186	655	0
Total auditor’s remuneration	£ 1,022	£ 1,177	£ 215